Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Summary of Information Regarding Leases Associated with PSA Facilities and Related Licensed Beds/Units by Operator Affiliation

The following table provides summary information regarding the leases associated with the PSA Facilities and related licensed beds/units by operator affiliation as of the disposition date:

					2019 Cash	2019 Cash
				Lease Term	Annual Rent	Annual Rent
Facility Name	Licensed Beds/Units	Location	Operator Affiliation	Expiration Date	(Amounts in 000’s)	% of Total Expected
Attalla (a)	182	AL	C.R. Management	8/31/2030	$1,175	6.4%
College Park (a)	100	GA	C.R. Management	3/31/2025	645	3.5%
Quail Creek (a)	118	OK	Southwest LTC	12/31/2025	783	4.3%
Northwest (b)	100	OK	Southwest LTC	12/31/2025	379	2.1%
Total	500				$2,982	16.3%

(a)

Disposition was completed on August 1, 2019. The Company received net proceeds of $0.4 million after repayment of the Pinecone Credit Facility, the Quail Creek Credit Facility and associated expenses related to the transactions.

(b)	Disposition was completed on August 28, 2019. The Company received net proceeds of $2.3 million.

Summary of Information Regarding Credit Facilities Associated with PSA Facilities and Related Purchase Price, Debt Repaid and Net Gain on Sale

The following table provides summary information regarding the credit facilities associated with the PSA Facilities and related purchase price, debt repaid and net gain on the sale for the period ended December 31, 2019:

				Principal indebtedness repaid	Purchase Price	Gain/(loss) on Sale
Facility Name	Lender	Interest Rate		(Amounts in 000’s)	(Amounts in 000’s)	(Amounts in 000’s)
Attalla	Pinecone	Fixed	13.50%	$9,696	$13,000	$3,739
College Park	Pinecone	Fixed	13.50%	3,043	7,000	3,050
Quail Creek	Congressional Bank	LIBOR + 4.75%	7.15%	3,878	6,100	524
Northwest	Pinecone	Fixed	13.50%	3,011	2,400	(862)
AdCare Property Holdings	Pinecone	Fixed	13.50%	5,009	—	—
Total				$24,637	$28,500	$6,451

Summary of Information for Omega Lease Termination Assets and Liabilities Held for Sale Associated with the PSA Facilities Sold

The following table provides summary information for the Omega Lease Termination assets and liabilities held for sale at December 31, 2018 and the assets and liabilities associated with the PSA Facilities sold during the period ended December 31, 2019:

	Disposed		Comparative (b)	Actual (a)
	August 1,	August 28,	December 31,	December 31,
(Amounts in 000's)	2019	2019	2018	2018
Restricted cash, current	$126	$—	$145	$—
Accounts receivable	51	—	55	—
Lease deposits	—	—	—	375
Straight-line rent receivable	932	125	1,013	704
Buildings and improvements, net	15,551	2,320	18,081	352
Equipment and computer related, net	272	187	495	97
Land, net	1,160	181	1,341	—
Intangible assets—lease rights, net	—	—	—	676
Goodwill	230	290	520	—
Assets of disposal group	$18,322	$3,103	$21,650	$2,204

Accounts payable	$—	$—	$—	$100
Other liabilities -lease deposits	140	—	140	170
Notes payable and other debt	24,535	—	24,221	—
Deferred financing costs	(33)	—	(58)	—
Other liabilities -accrued straight-line rent	—	—	—	1,221
Liabilities of disposal group	$24,642	$—	$24,303	$1,491

(a)

Actual Omega Lease Termination assets and liabilities held for sale at December 31, 2018 sold during January 2019. On December 27, 2018, the Board unanimously approved to terminate the Bonterra/Parkview Master Lease for gross proceeds of approximately $1.5 million, consisting of (i) a termination fee in the amount of $1.2 million and (ii) approximately $0.3 million to satisfy other net amounts due to the Company under the leases.

(b)	Comparative balance of assets and liabilities sold pursuant to the PSA at December 31, 2018.